UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5399
The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)
33 Broad Street Boston, MA		02109
(Address of principal executive offices)		(Zip code)
Richard E. Floor, 53 State Street, Boston MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/04 - 9/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments - September 30, 2004 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating	Value (Note 1)
		(Unaudited)
CORPORATE DEBT SECURITIES - 159.98% (d)
Aerospace and Defense - 3.19%
$850	Aviall, Inc., Senior Notes, 7.625%, 07/01/11	B1	$918
250	BE Aerospace, Inc., Senior Subordinated Notes, 8%, 03/1/08	Caa3	246
450	BE Aerospace, Inc., Senior Subordinated Notes, 9.50%, 11/01/08	Caa3	465
1,125	BE Aerospace, Inc., Senior Subordinated Notes, 8.875%, 05/01/11	Caa3	1,145
600	Sequa Corporation, Senior Notes, 9%, 08/01/09	B1	658
325	Standard Aero Holdings, Inc., Senior Subordinated Notes, 8.25%, 09/01/14 (g)	Caa1	339
650	Transdigm, Inc., Senior Subordinated Notes, 8.375%, 07/15/11	B3	696
2,200	Vought Aircraft Industries, Inc., Senior Notes, 8%, 07/15/11	B2	2,178
			6,645

Automobile - 6.28%
225	Advanced Accessory Systems, LLC, Senior Notes, 10.75%, 06/15/11	B3	209
700	Asbury Automotive Group, Inc., Senior Subordinated Notes, 8%, 03/15/14	B3	690
50	Asbury Automotive Group, Inc., Senior Subordinated Notes, 9%, 06/15/12	B3	53
675	Autocam Corporation, Senior Subordinated Notes, 10.875%, 06/15/14 (g)	B3	678
225	Collins & Aikman Products, Co., Senior Unsecured Notes, 10.75%, 12/31/11	B2	225
590	Cummins, Inc., Senior Notes, 9.50%, 12/01/10	Ba2	679
900	Dana Corporation, Senior Notes, 9%, 08/15/11	Ba3	1,084
250	Dura Operating Corporation, Senior Subordinated Notes, 9%, 05/01/09	B2	223
2,500	GenCorp., Inc., Senior Subordinated Notes, 9.50%, 08/15/13	B2	2,650
1,150	HLI Operating Company Inc., Senior Notes, 10.50%, 06/15/10	B1	1,256
450	MSX International, Inc., Senior Subordinated Notes, 11.375%, 01/15/08	Caa1	353
550	J.B. Poindexter & Co., Inc., Senior Notes, 8.75%, 03/15/14 (g)	B1	584
375	Navistar International Corporation, Senior Notes, 7.50%, 06/15/11	Ba3	396
375	RJ Tower Corporation, Senior Unsecured Notes, 12%, 06/1/13	B3	296
1,457	TRW Automotive Inc., Senior Notes, 9.375%, 02/15/13	B1	1,668
1,291	TRW Automotive Inc., Senior Subordinated Notes, 11%, 02/15/13	B2	1,536
525	Visteon Corporation, Senior Unsecured Notes, 7%, 03/10/14	Ba1	500
			13,080

Beverage, Food and Tobacco - 3.73%
281	Agrilink Foods, Inc., Senior Subordinated Notes, 11.875%, 11/01/08	B3	295
1,200	B&G Foods, Inc., Senior Subordinated Notes, 9.625%, 08/01/07	B3	1,218
675	Borden US Finance Corporation, Senior Notes, 9%, 07/15/14 (g)	B3	714
400	Dole Food Company, Inc., Senior Notes 8.625%, 05/01/09	B2	437
700	Dole Food Company, Inc., Senior Notes 8.875%, 03/15/11	B2	765
175	El Pollo Loco, Inc., Senior Notes, 9.25%, 12/15/09	B2	182
1,175	Le-Nature's, Inc., Senior Subordinated Notes, 10.00%, 06/15/13 (g)	Caa1	1,246
400	Pierre Foods, Inc., Senior Subordinated Notes, 9.875%, 07/15/12 (g)	B3	412
2,025	Pinnacle Foods Holding Corporation, Senior Subordinated Notes, 8.25%, 12/01/13 (g)	B3	1,908
550	Wornick Co., Senior Secured Notes, 10.875%, 07/15/11 (g)	B2	588
			7,765

Broadcasting and Entertainment - 8.80%
350	AMC Entertainment, Inc., Senior Notes, 8.625%, 08/15/12 (g)	B2	371
800	CCO Holdings, LLC, Senior Notes, 8.75%, 11/15/13	B3	782
825	Cablevision Systems Corporation, Senior Notes, 8%, 04/15/12 (g)	B3	860
800	Charter Communications Operating, LLC, Senior Notes, 8%, 4/30/12 (g)	B2	797
100	Charter Communications Operating, LLC, Senior Notes, 8.375%, 04/30/14 (g)	B2	99
250	Cinemark, Inc., Senior Discount Notes, 9.75%, 03/15/14 (g)(h)	Caa1	172

975	Cinemark, Inc., Senior Discount Notes, 9.75%, 03/15/14 (h)	Caa1	670
75	Cinemark USA, Inc., Senior Subordinated Notes, 9%, 02/01/13	B3	84
2,625	CSC Holdings, Inc., Senior Notes, 7.625%, 04/01/11	B1	2,756
625	CSC Holdings, Inc., Senior Notes, 6.75%, 04/15/12 (g)	B1	628
644	Echostar DBS Corporation, Senior Notes, 9.125%, 01/15/09	Ba3	715
1,375	Echostar DBS Corporation, Senior Notes, 6.625%, 10/01/14 (g)	Ba3	1,361
325	IMAX Corporation, Senior Notes, 9.625%, 12/01/10 (g)	B3	323
375	Insight Midwest, L.P., Senior Notes, 9.75%, 10/01/09	B2	394
750	Insight Midwest, L.P., Senior Notes, 10.50%, 11/01/10	B2	823
225	Fisher Communications, Inc., Senior Notes, 8.25%, 09/15/14 (g)	B2	234
675	Loews Cineplex Entertainment Corporation, Senior Subordinated Notes, 9%, 8/01/14 (g)	B3	695
600	Mediacom Broadband LLC, Senior Notes, 11%, 07/15/13	B2	635
2,475	Quebecor Media Inc., Senior Notes, 11.125%, 07/15/11	B2	2,859
500	Spanish Broadcasting System, Inc., Senior Subordinated Notes, 9.625%, 11/01/09	Caa1	525
1,725	Warner Music Group, Senior Subordinated Notes, 7.375%, 04/15/14 (g)	B3	1,781
656	XM Satellite Radio Inc., Senior Secured Notes, 12%, 06/15/10	Caa1	766
			18,330

Building and Real Estate - 9.76%
1,600	Associated Materials, Inc., Senior Subordinated Notes, 9.75%, 04/15/12	B3	1,824
625	B.F. Saul Real Estate Investment Trust, Senior Secured Notes, 7.50%, 03/1/14	B3	634
400	Building Materials Corporation of America, Senior Notes, 7.75%, 08/01/14 (g)	B2	400
1,050	Collins & Aikman Floorcoverings, Inc., Senior Subordinated Notes, 9.75%, 02/15/10	Caa1	1,110
400	GEO Group, Inc., Senior Notes, 8.25%, 07/15/13	B1	413
500	Georgia-Pacific Corporation, Senior Notes, 8.875%, 02/01/10	Ba2	585
2,375	Georgia-Pacific Corporation, Senior Notes, 9.375%, 02/01/13	Ba2	2,797
825	Hovnanian Enterprises, Inc., Senior Subordinated Notes, 7.75%, 05/15/13	Ba3	887
750	LNR Property Corporation, Senior Subordinated Notes, 7.25%, 10/15/13	Ba3	818
100	LNR Property Corporation, Senior Subordinated Notes, 7.625%, 07/15/13	Ba3	109
775	Mobile Mini, Inc., Senior Notes, 9.50%, 07/01/13	B2	860
1,050	Norcroft Companies, L.P., Senior Subordinated Notes, 9%, 11/01/11 (g)	B3	1,137
325	Omega Healthcare Investors, Inc., Senior Notes, 7%, 04/1/14 (g)	B1	330
725	Omnova Solutions, Inc., Senior Secured Notes, 11.25%, 06/1/10	B2	783
1,025	Riverside Forest Products Ltd., Senior Notes, 7.875%, 03/1/14	B2	1,086
1,025	Shaw Group, Inc., Senior Notes, 10.75%, 03/15/10	Ba3	1,074
750	Texas Industries, Inc., Senior Notes, 10.25%, 06/15/11	B1	862
550	U.S. Concrete, Inc., Senior Subordinated Notes, 8.375%, 04/1/14	B3	583
700	WII Components, Inc., Senior Notes, 10%, 02/15/12	B2	672
700	WCI Communities, Inc., Senior Subordinated Notes, 9.125%, 05/01/12	Ba3	779
975	WCI Communities, Inc., Senior Subordinated Notes, 10.625%, 02/15/11	Ba3	1,104
450	Western Forest Products, Inc., 15%, 07/28/09 (g)	(e)	506
300	Williams Scotsman, Inc., Senior Notes, 9.875%, 06/01/07	B3	286
650	Williams Scotsman, Inc., Senior Secured Notes, 10%, 08/15/08	B2	695
			20,334

Chemicals, Plastics and Rubber - 8.17%
525	ARCO Chemical Company, Debentures, 10.25%, 11/01/10	B1	556
1,500	BCP Caylux Holdings Luxembourg S.C.A., Senior Subordinated Notes, 9.625%, 06/15/14 (g)	B3	1,620
1,650	Compass Minerals Group, Inc., Senior Subordinated Notes, 10%, 08/15/11	B3	1,848
475	Ethyl Corporation, Senior Notes, 8.875%, 05/01/10	B2	513
600	Huntsman International LLC, Senior Notes, 9.875%, 03/01/09	B3	657
1,475	Huntsman LLC, Senior Secured Notes, 11.625%, 10/15/10	B2	1,703
1,225	Invista, Senior Notes, Units, 9.25%, 05/01/12 (g)	B1	1,311

2,000	Koppers Inc., Senior Secured Notes, 9.875%, 10/15/13	B2	2,210
400	Lyondell Chemical Company, Senior Notes, 9.50%, 12/15/08	B1	436
525	PolyOne Corporation, Senior Notes, 10.625%, 05/15/10	B3	572
825	Resolution Performance Products, LLC, Senior Notes, 9.50%, 04/15/10	B3	850
1,475	Rhodia S.A., Senior Notes, 10.25%, 06/01/10	B3	1,534
775	Rhodia S.A., Senior Subordinated Notes, 8.875%, 06/01/11	Caa1	676
775	Rockwood Specialities Group, Inc., Senior Subordinated Notes, 10.625%, 05/15/11	B3	852
725	Solo Cup Company, Senior Subordinated Notes, 8.50%, 02/15/14	B3	710
200	VWR International, Inc., Senior Notes, 6.875%, 04/15/12 (g)	B2	209
725	VWR International, Inc., Senior Subordinated Notes, 8%, 04/15/14 (g)	B3	765
			17,022

Containers, Packaging and Glass - 11.79%
700	AEP Industries, Inc., Senior Subordinated Notes, 9.875%, 11/15/07	B3	713
800	Ball Corporation, Senior Notes, 6.875%, 12/15/12	Ba3	856
1,675	Boise Cascade Corporation, Senior Notes, 7%, 11/01/13	Ba2	1,943
775	Bway Corporation, Senior Subordinated Notes, 10%, 10/15/10	B3	849
575	Constar International, Inc. Senior Subordinated Notes, 11%, 12/01/12	Caa1	540
1,300	Crown European Holdings, S.A., Senior Secured Notes, 9.50%, 03/01/11	B1	1,449
1,725	Crown European Holdings, S.A., Senior Secured Notes, 10.875%, 03/01/13	B2	2,010
425	Graham Packaging Company, Senior Notes, 8.50%, 10/15/12 (g)	Caa1	434
925	Graham Packaging Company, Senior Notes, 9.875%, 10/15/14 (g)	Caa2	948
450	Graphic Packaging International, Inc., Senior Notes, 8.50%, 08/15/11	B2	504
325	Graphic Packaging International, Inc., Senior Subordinated, Notes, 9.50%, 08/15/13	B3	371
350	Greif Brothers Corporation, Senior Subordinated Notes, 8.875%, 08/1/12	B2	389
850	Jefferson Smurfit Corporation, Senior Notes, 7.50%, 06/01/13	B2	892
1,425	Longview Fibre Company, Senior Subordinated Notes, 10%, 01/15/09	B2	1,553
1,735	MDP Acquisitions PLC, Senior Notes, 9.625%, 10/01/12	B3	1,961
392	MDP Acquisitions PLC, Subordinated Notes, 15.50%, 10/01/13 (b)	Caa1	457
475	Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%, 05/15/13	B3	505
450	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 7.75%, 05/15/11	B2	480
725	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 8.75%, 11/15/12	B2	807
1,225	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 8.875%, 02/15/09	B2	1,332
1,550	Plastipak Holdings, Inc., Senior Notes, 10.75%, 09/01/11	B3	1,728
1,600	Potlatch Corporation, Senior Subordinated Notes, 10%, 07/15/11	Ba1	1,816
375	Silgan Holdings, Inc., Senior Subordinated Notes, 6.75%, 11/15/13 (g)	B1	382
100	Stone Container Corporation, Senior Notes, 9.75%, 02/01/11	B2	111
600	Stone Container Finance Company of Canada, Senior Notes, 7.375%, 07/15/14 (g)	B2	625
950	Tekni-Plex, Inc., Senior Notes, 8.75%, 11/15/13 (g)	B2	903
			24,558

Diversified/Conglomerate Manufacturing - 3.85%
850	Aearo Company, Senior Subordinated Notes, 8.25%, 04/15/12	B3	871
275	AGCO Corporation, Senior Notes, 9.50%, 05/01/08	Ba3	298
850	Case New Holland Inc., Senior Notes, 9.25%, 08/01/11 (g)	Ba3	954
500	Columbus McKinnon Corporation, Senior Subordinated Notes, 8.50%, 04/01/08	Caa1	492
450	General Cable Corporation, Senior Notes, 9.50%, 11/15/10	B2	504
550	Manitowoc, Incorporated, Senior Notes, 7.125%, 11/01/13	B1	579
1,150	National Waterworks, Inc., Senior Subordinated Notes, 10.50%, 12/01/12	B3	1,297
1,700	Rexnord Corp., Senior Subordinated Notes, 10.125%, 12/15/12	B3	1,921
1,075	Trimas Corp. Senior Subordinated Notes, 9.875%, 06/15/12	B3	1,118
			8,034

Diversified/Conglomerate Service - 3.15%
500	Allied Security Escrow Corporation, Senior Subordinated Notes, 11.375%, 07/15/11 (g)	Caa1	527
1,475	Brand Services, Inc., Senior Subordinated Notes, 12%, 10/15/12	B3	1,674
1,225	Brickman Group LTD, Senior Subordinated Notes, 11.75%, 12/15/09	B2	1,418
1,200	Coinmach Corporation, Senior Notes, 9%, 02/01/10	B2	1,242
1,600	Synagro Technologies, Inc., Senior Subordinated Notes, 9.50%, 04/01/09	B3	1,704
			6,565

Ecological - 2.28%
1,675	Allied Waste North America, Inc., Senior Secured Notes, 7.875%, 04/15/13	Ba3	1,763
350	Allied Waste North America, Inc., Senior Notes, 7.375%, 4/15/14	B2	337
1,625	Casella Waste Systems, Inc., Senior Subordinated Notes, 9.75%, 02/01/13	B3	1,783
800	IESI Corporation, Senior Subordinated Notes, 10.25%, 06/15/12	B3	872
			4,755

Electronics - 6.87%
325	AMI Semiconductor, Inc., Senior Subordinated Notes, 10.75%, 02/01/13	B3	379
850	Amkor Technology, Inc., Senior Notes, 9.25%, 02/15/08	B1	785
100	Amkor Technology, Inc., Senior Notes, 10.50%, 05/01/09	B3	85
461	Avaya Inc., Senior Secured Notes, 11.125%, 04/01/09	B1	532
750	Chippac International Ltd., Senior Subordinated Notes, Series B, 12.75%, 08/01/09	B3	799
200	Coleman Cable, Inc., Senior Notes, 9.875%, 10/01/12 (g)	B3	205
875	Fairchild Semiconductor Corporation, Senior 10.50%, 02/01/09	B2	941
650	Freescale Semiconductor, Inc., Senior Notes, 6.875%, 07/15/11 (g)	Ba2	673
925	Freescale Semiconductor, Inc., Senior Notes, 7.125%, 07/15/14 (g)	Ba2	962
675	Invensys PLC, Senior Notes, 9.875%, 03/15/11 (g)	B3	704
1,150	New Asat Finance LLC, Senior Notes 9.25%, 02/01/11 (g)	B3	966
1,089	ON Semiconductor Corporation, Senior Secured Notes, 12%, 03/15/10	B3	1,252
163	ON Semiconductor Corporation, Senior Secured Notes, 13%, 05/15/08	Caa1	183
975	Sanmina Scientific Corporation, Senior Secured Notes, 10.375%, 01/15/10	Ba2	1,116
650	Solectron Corporation, Senior Notes, 9.625%, 02/15/09	B1	720
1,325	Stratus Technologies, Inc., Senior Notes, 10.375%, 12/01/08	B3	1,212
775	Superior Essex Communications LLC, Senior Notes, 9%, 04/15/12 (g)	B3	779
800	Telex Communications, Inc., Senior Notes, 11.50%, 10/15/08	B3	872
1,050	UGS Corporation, Senior Subordinated Notes, 10%, 06/01/12	B3	1,142
			14,307

Farming and Agriculture - .22%
150	IMC Global Inc., Senior Notes, 10.875%, 06/01/08	B1	181
125	IMC Global Inc., Senior Notes, 10.875%, 08/01/13	B1	158
100	IMC Global Inc., Senior Notes, 11.25%, 06/01/11	B1	117
			456

Finance - 1.76%
1,100	Global Cash Access LLC, Senior Subordinated Notes, 8.75%, 03/15/12 (g)	Caa1	1,169
750	LaBranche & Co., Inc., Senior Notes, 9.50%, 05/15/09 (g)	Ba1	746
1,650	Refco Financial Holdings LLC, Senior Subordinated Notes, 9%, 08/01/12 (g)	B3	1,761
			3,676

Furnishings, Housewares, Durable Consumer Products - .77%
775	Maax Corporation, Senior Subordinated Notes, 9.75%, 06/15/12 (g)	B3	819
775	Sealy Mattress Company, Senior Subordinated Notes, 8.25%, 06/15/14 (g)	Caa1	783
			1,602

Healthcare, Education and Childcare - 7.18%
650	Alliance Imaging, Inc., Senior Subordinated Notes, 10.375%, 04/15/11	B3	702
825	Alpharma, Inc., Senior Notes, 8.625%, 05/01/11 (g)	B3	839
900	Ameripath, Inc. Senior Subordinated Notes, 10.50%, 04/01/13	Caa1	923

300	AmerisourceBergen Corporation, Senior Notes, 8.125%, 09/01/08	Ba3	331
700	Biovail Corporation, Senior Subordinated Notes, 7.875%, 04/01/10	B2	714
1,425	Concentra Operating Corporation, Senior Subordinated Notes, 9.50%, 08/15/10	B3	1,553
566	Fisher Scientific International Inc., Senior Subordinated Notes, 8.125%, 05/01/12	Ba3	633
575	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	Ba2	638
1,075	Genesis Healthcare Corporation, Senior Subordinated Notes, 8%, 10/15/13	B3	1,166
425	InSight Health Services Corp., Senior Subordinated Notes, 9.875%, 11/01/11	B3	426
250	Inverness Medical Innovations, Inc., Senior Subordinated Notes, 8.75%, 02/15/12 (g)	Caa1	251
250	Medquest, Inc., Senior Subordinated Notes, 11.875%, 08/15/12	B3	285
1,000	Omnicare, Inc., Senior Subordinated Notes, 8.125%, 03/15/11	Ba2	1,088
1,125	Quintiles Transnational Corp., Senior Subordinated Notes, 10%, 10/01/13	B3	1,204
450	Tenet Healthcare Corporation, Senior Notes, 6.50%, 06/01/12	B3	402
300	Tenet Healthcare Corporation, Senior Notes, 7.375%, 02/01/13	B3	281
175	Tenet Healthcare Corporation, Senior Notes, 9.875%, 07/01/14 (g)	B3	183
750	Triad Hospitals, Inc., Senior Subordinated Notes, 7%, 11/15/13	B3	759
775	US Oncology, Inc., Senoir Notes, 9%, 08/15/12 (g)	B2	806
475	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes, 9%, 10/01/14 (g)	Caa1	477
1,175	Vicar Operating, Inc., Senior Subordinated Notes, 9.875%, 12/01/09	B2	1,301
			14,962

Hotels, Motels, Inns and Gaming - 12.26%
625	American Casino & Entertainment Properties LLC, Senior Secured Notes, 7.85%, 02/01/12 (g)	B2	656
1,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.75%, 02/15/09	B2	1,135
450	Argosy Gaming Company, Senior Subordinated Notes, 7%, 01/15/14	B1	466
75	Argosy Gaming Company, Senior Subordinated Notes, 9%, 09/01/11	Ba3	85
1,000	Boyd Gaming Corporation, Senior Subordinated Notes, 6.75%, 04/15/14	B1	1,018
1,675	Courtyard Marriott II Ltd., Senior Secured Notes, 10.75%, 02/01/08	B2	1,692
740	Host Marriott LP, Senior Notes, Series I, 9.50%, 01/15/07	Ba3	818
1,075	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7%, 03/01/14	B2	1,079
1,625	John Q. Hammons Hotels, LP, First Mortgage Notes, 8.875%, 05/15/12	B2	1,812
3,275	La Quinta Properties, Inc., Senior Notes, 8.875%, 03/15/11	Ba3	3,668
250	Majestic Star Casino, LLC, Senior Notes, 9.50%, 10/15/10	B2	256
1,500	MGM Grand, Inc., Senior Notes, 6.875%, 02/06/08	Ba1	1,601
275	MGM Mirage, Senior Notes, 6.75%, 09/01/12 (g)	Ba1	285
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8%, 04/01/12	Ba3	1,218
1,625	Penn National Gaming, Inc., Senior Subordinated Notes, 11.125%, 03/01/08	B2	1,765
425	Premier Entertainment Biloxi LLC, Senior Notes, 10.75%, 02/01/12	B3	449
825	Prime Hospitality Corporation, Senior Subordinated Notes, 8.375%, 05/01/12	B2	957
75	Resorts International Hotel and Casino, Inc., Senior Notes, 11.50%, 03/15/09	B2	86
525	Station Casinos, Inc., Senior Notes, 6%, 04/01/12	Ba3	537
425	Station Casinos, Inc., Senior Subordinated Notes, 6.875%, 03/01/16	B1	437
3,275	Venetian Casino Resort, LLC, 2nd Mortgage Notes, 11%, 06/15/10	B2	3,766
1,429	Wynn Las Vegas, LLC, Senior Secured Notes, 12%, 11/01/10	B3	1,761
			25,547

Leisure, Amusement and Entertainment - 3.30%
800	AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10%, 03/01/10 (g)	B3	848
575	Equinox Holdings, Inc., Senior Notes, 9%, 12/15/09	B3	592
775	K2 Inc., Senior Notes, 7.375%, 07/01/14 (g)	Ba3	817
175	Riddell Bell Holdings, Inc., Senior Subordinated Notes, 8.375%, 10/01/12 (g)	B3	179
375	Six Flags Inc., Senior Notes, 8.875%, 02/01/10	B3	353
250	Six Flags Inc., Senior Notes, 9.75%, 04/15/13	B3	237

800	Town Sports International, Inc., Senior Notes, 9.625%, 04/15/11	B2	822
1,925	Universal City Development Partners, Ltd., Senior Notes, 11.75%, 04/01/10	B2	2,243
825	Worldspan, L.P., Senior Notes, 9.625%, 06/15/11	B2	784
			6,875

Machinery - .51%
1,025	JLG Industries, Inc., Senior Subordinated Notes, 8.375%, 06/15/12	B3	1,066

Mining, Steel, Iron and Non-Precious Metals - 8.06%
75	Algoma Steel Inc., Secured Notes, 11%, 12/31/09	(e)	83
700	Allegheny Technologies Inc., Senior Notes, 8.375%, 12/15/11	B3	747
825	Alpha Natural Resrouces, LLC, Senior Notes, 10%, 06/01/12 (g)	B3	920
450	Century Aluminum Company, Senior Notes, 7.50%, 08/15/14 (g)	B1	475
2,675	Earle M. Jorgensen Company, Senior Secured Notes, 9.75%, 06/01/12	B2	2,976
825	Euramax Internanational, Inc., Senior Subordinated Notes, 8.50%, 08/15/11	B2	883
675	Foundation PA Coal Company, Senior Notes, 7.25%, 08/1/14 (g)	B1	721
425	Freeport McMoran Resources, Senior Notes, 7%, 02/15/08	Caa1	452
1,500	Gerdau Ameristeel Corporation, Senior Notes, 10.375%, 07/15/11	B2	1,706
600	IPSCO Inc., Senior Notes, 8.75%, 06/01/13	Ba3	684
650	Ispat Inland ULC, Senior Secured Notes, 9.75%, 04/01/14	B3	717
150	Joy Global Inc., Senior Subordinated Notes, 8.75%, 03/15/12	B1	170
725	Luscar Coal Ltd., Senior Notes, 9.75%, 10/15/11	Ba3	823
675	Massey Energy Company, Senior Notes, 6.625%, 11/15/10	Ba3	702
500	Neenah Foundry Company, Senior Notes, 11%, 09/30/10	B2	545
2,000	Peabody Energy Corporation, Senior Notes, 6.875%, 03/15/13	Ba3	2,165
1,009	United States Steel Corporation, Senior Notes, 9.75%, 05/15/10	B1	1,150
850	Valmont Industries, Inc., Senior Subordinated Notes, 6.875%, 05/01/14 (g)	Ba3	876
			16,795

Oil and Gas - 11.60%
2,300	AmeriGas Partners, L.P., Senior Notes, 8.875%, 05/20/11	B2	2,536
275	ANR Pipeline Company, Senior Notes, 8.875%, 03/15/10	B1	309
300	Chesapeake Energy Corporation, Senior Notes, 8.125%, 04/01/11	Ba3	329
875	Chesapeake Energy Corporation, Senior Notes, 9%, 08/15/12	Ba3	1,000
175	Chesapeake Energy Corporation, Senior Notes, 7%, 08/15/14 (g)	Ba3	185
1,575	Compagnie Generale de Geophysique (CGG), Senior Notes, 10.625%, 11/15/07	Ba3	1,670
250	Comstock Resources, Inc., Senior Notes, 6.875%, 03/01/12	B2	256
750	Denbury Resources, Inc., Senior Subordinated Notes, 7.50%, 04/01/13	B2	795
925	Dresser, Inc., Senior Notes, 9.375%, 04/15/11	B2	1,015
150	Encore Acquisition Company, Senior Subordinated Notes, 8.375%, 06/15/12	B2	167
1,725	Ferrellgas Partners LP, Senior Notes, 8.75%, 06/15/12	B2	1,902
650	Magnum Hunter Resources, Inc., Senior Notes, 9.60%, 03/15/12	B2	731
950	North American Energy Partners, Senior Notes, 8.75%, 12/01/11 (g)	B2	931
200	Northwest Pipeline Corporation, Senior Notes, 8.125%, 03/01/10	B1	223
950	Petroleum Helicopters, Inc., Senior Notes, 9.375%, 05/01/09	B1	1,021
775	Plains Exploration and Production Co., L.P., Senior Subordinated Notes, 8.75%, 07/01/12	Ba3	870
600	Pride International, Inc., Senior Notes, 7.375%, 07/15/14 (g)	Ba2	657
500	Range Resources Corporation, Senior Subordinated Notes, 7.375%, 07/15/13 (g)	B3	524
700	Roseton-Danskammer Senior Secured Notes, 7.27%, 11/8/10	Caa2	707
375	Southern Natural Gas Company, Senior Notes, 8.875%, 03/15/10	B1	422
1,100	Stone Energy Corporation, Senior Subordinated Notes, 8.25%, 12/15/11	B2	1,180
850	Suburban Propane Partners, L.P., Senior Notes, 6.875%, 12/15/13	B1	876
400	Swift Energy Company, Senior Notes, 7.625%, 07/15/11	B1	426
925	Universal Compression, Inc., Senior Notes, 7.25%, 05/15/10	B1	983

175	Williams Companies, Inc., Senior Notes, 7.625%, 07/15/19	B3	192
3,700	Williams Companies, Inc., Senior Notes, 8.125%, 03/15/12	B3	4,255
			24,162

Personal, Food and Miscellaneous Services - 1.20%
400	Adesa, Inc., Senior Subordinated Notes, 7.625%, 06/15/12	B1	412
525	Affinity Group, Inc., Senior Subordinated Notes, 9%, 02/15/12	B3	562
350	Armkel LLC, Senior Subordinated Notes, 9.50%, 08/15/09	B1	381
850	O'Charleys, Inc., Senior Subordinated Notes, 9%, 11/01/13	Ba3	901
250	Perkins Family Restaurants, L.P., Senior Notes, 10.125%, 12/15/07	B1	256
			2,512

Personal Non-Durable Consumer Products - 3.29%
1,050	American Achievement Corporation, Senior Notes, 8.25%, 04/01/12 (g)	B3	1,103
575	Chattem, Inc., Senior Subordinated Notes, 7%, 03/01/14	B2	585
3,000	Jostens, Inc., Senior Subordinated Notes, 12.75%, 05/01/10	B3	3,352
1,675	Rayovac Corporation, Senior Subordinated Notes, 8.50%, 10/01/13	B3	1,817
			6,857

Personal Transportation - 2.01%
725	CHC Helicopter Corporation, Senior Subordinated Notes, 7.375%, 05/01/14	B2	757
1,525	Laidlaw International, Incorporated, Senior Notes, 10.75%, 06/15/11	B2	1,739
1,475	TravelCenters of America, Inc., Senior Subordinated Notes, 12.75%, 05/01/09	B3	1,689
			4,185
Printing and Publishing - 9.93%
450	Advanstar Communications, Inc., Senior Notes, 10.75%, 08/15/10	B3	497
325	Advanstar Communications, Inc., Senior Subordinated Notes, 12%, 02/15/11	Caa2	344
500	American Media Operations, Inc., Senior Subordinated Notes, 10.25%, 05/01/09	B2	526
950	CanWest Media, Inc., Senior Subordinated Notes, 10.625%, 05/15/11	B2	1,078
150	CBD Media LLC, Senior Subordinated Notes, 8.625%, 06/01/11	B3	158
1,137	Dex Media East, LLC, Senior Subordinated Notes, 12.125%, 11/15/12	B2	1,407
825	Dex Media West LLC, Senior Notes, 8.50%,08/15/10	B1	934
1,685	Dex Media West LLC, Senior Notes, 9.875%, 08/15/13	B2	1,980
1,970	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875%, 12/15/12	B2	2,389
1,413	Hollinger Participation Trust, Senior Notes, 12.125%, 11/15/10 (b)(g)	B3	1,647
1,675	Houghton Mifflin Company, Senior Subordinated Notes, 9.875%, 02/01/13	B3	1,759
650	Jostens Intermediate Holding Corp., Senior Subordinated Notes, 7.625%, 10/1/12 (g)	B3	650
925	Liberty Group Operating, Inc., Senior Subordinated Notes, 9.375%, 02/01/08	Caa1	930
785	Mail-Well I Corp., Senior Notes, 9.625%, 03/15/12	B1	865
675	Reader's Digest Association, Inc., Senior Notes, 6.50%, 03/01/11	Ba3	694
1,675	Vertis, Inc., Senior Secured Notes, 9.75%, 04/01/09	B2	1801
650	Vertis, Inc., Senior Secured Notes, 13.50%, 12/07/09 (g)	Caa1	647
2,150	Von Hoffman Corp., Senior Notes, 10.25%, 03/15/09	B2	2,384
			20,690

Retail Stores - 2.74%
1,200	Barneys, Incorporated, Senior Notes, 9%, 04/01/08	B3	1,251
75	Couche Tard US, Senior Subordinated Notes, 7.50%, 12/15/13	Ba3	80
675	Dollar Financial Group, Inc., Senior Notes, 9.75%, 11/15/11	B3	716
425	FTD, Inc., Senior Subordinated Notes, 7.75%, 02/15/14	B3	425
950	J. Crew Operating Corporation, Senior Subordinated Notes, 10.375%, 10/15/07	Caa3	969
1,425	Jean Coutu Group, Inc., Senior Subordinated Notes, 8.50%, 8/01/14 (g)	B2	1,414
850	Nebraska Book Company, Inc., Senior Subordinated Notes, 8.625%, 03/15/12	Caa1	846
			5,701

Shipping - .04%
100	Great Lakes Dredge and Dock Corporation, Senior Subordinated Notes, 7.75%, 12/15/13	Caa2	87

Telecommunications - 16.46%
1,150	AT&T Corporation, Senior Notes, 7.30%, 11/15/11	Ba1	1,288
1,200	AT&T Corporation, Senior Notes, 8%, 11/15/31	Ba1	1,310
575	Advanstar, Inc., Senior Discount Debentures, 15%, 10/15/11 (h)	(e)	489
1,822	Alamosa (Delaware) Inc., Senior Notes, 11%, 07/31/10	Caa1	2,063
550	Alaska Communications System Holdings, Inc., Senior Notes, 9.875%, 08/15/11	B2	534
750	Call-Net Enterprises, Inc., Senior Secured Notes 10.625%, 12/31/08	Caa3	733
825	Centennial Cellular Operating Company, L.L.C., Senior Notes, 8.625%, 02/01/14 (g)	Caa1	794
350	Centennial Cellular Operating Company, L.L.C., Senior Notes, 10.125%, 06/15/13	Caa1	369
500	Citizens Communications Co., Senior Notes, 9.25%, 05/15/11	Ba3	548
1,025	Crown Castle International Corp., Senior Notes, 10.75%, 08/1/11	B3	1,140
1,475	Eircom Funding, plc, Senior Subordinated Notes, 8.25%, 08/15/13	B1	1,634
75	Fairpoint Comunications, Inc., Senior Notes, 11.875%, 03/01/10	B3	86
400	Fairpoint Comunications, Inc., Senior Subordinated Notes, 12.50%, 05/01/10	Caa1	428
500	Horizon PCS, Inc., Senior Notes, 07/15/12 (g)	B3	520
275	Inmarsat Finance, PLC, Senior Notes, 7.625%, 06/30/12 (g)	B2	272
950	IPC Acquisition Corporation, Senior Subordinated Notes, 11.50%, 12/15/09	B3	1,045
450	IPCS Escrow Company, Senior Notes, 11.50%, 05/01/12 (g)	B3	479
1,400	MCI, Inc., Notes, 5.908%, 05/1/07	(e)	1,388
1,200	MCI, Inc., Notes, 6.688%, 05/01/09	(e)	1,155
925	MCI, Inc., Notes, 7.735%, 05/01/14	(e)	874
1,625	NEXTEL Communications, Inc., Senior Serial Notes, 6.875%, 10/31/13	Ba3	1,682
1,600	NEXTEL Communications, Inc., Senior Serial Notes, 7.375%, 08/01/15	Ba3	1,716
1,500	Panamsat Corporation, Senior Notes, 9%, 08/15/14 (g)	B2	1,560
825	Primus Telecommunications Holding, Inc., Senior Notes, 8%, 01/15/14	B3	611
975	Qwest Corporation, Senior Notes, 9.125%, 03/15/12 (g)	Ba3	1,075
2,197	Qwest Services Corp., Senior Subordinated Secured Notes, 14%, 12/15/10 (g)	Caa1	2,573
200	Rogers Wireless Inc., Senior Secured Notes, 6.375%, 03/01/14	Ba3	184
1,000	Rogers Wireless Inc., Senior Secured Notes, 9.625%, 05/01/11	Ba3	1,120
400	Rural Cellular Corporation, Senior Secured Notes, 8.25%, 03/15/12 (g)	B2	411
1,625	Time Warner Telecom, Inc., Senior Notes, 9.75%, 07/15/08	B3	1,601
1,025	TSI Telecommunications Services, Inc., Senior Subordinated Notes, 12.75%, 02/01/09	B3	1,148
675	UbiquiTel Operating Company, Senior Notes, 9.875%, 03/01/11	Caa1	705
900	US Unwired, Inc., Senior Secured Notes, 10%, 06/15/12	Caa1	943
1,775	Western Wireless Corporation, Senior Notes, 9.25%, 07/15/13	Caa1	1,815
			34,293

Textiles and Leather - .30%
578	Avondale Mills, Inc., Floating Rate Notes, 8.75%, 07/1/12 (i)	(e)	520
100	Interface, Inc., Senior Subordinated Notes, 9.50%, 02/1/14	Caa3	104
			624

Utilities - 10.48%
350	The AES Corporation, Senior Notes, 7.75%, 03/01/14	B2	361
725	The AES Corporation, Senior Notes, 9.375%, 09/15/10	B2	817
1,550	The AES Corporation, Senior Secured Notes, 9%, 05/15/15 (g)	B1	1,759
1,050	Allegheny Energy Supply Company, LLC, Senior Notes, 8.25%, 04/15/12 (g)	B3	1,160
1,500	CE Electric UK Funding Company, Senior Notes, 6.995%, 12/30/07 (g)	Baa3	1,595

1,500	CenterPoint Energy, Inc., Senior Notes, 7.25%, 09/01/10	Ba2	1,657
775	Dynegy Holdings, Inc., Senior Notes, 10.125%, 07/15/13 (g)	B3	888
1,225	Illinois Power Company, Senior Secured 1st Mortgage Bonds, 11.50%, 12/15/10	Ba3	1,471
1,125	Midwest Generation, LLC, Senior Secured Notes, 8.75%, 05/01/34	B1	1,223
2,125	NRG Energy, Inc., Senior Notes, 8%, 12/15/13 (g)	B2	2,274
1,650	Orion Power Holdings, Inc., Senior Notes, 12%, 05/01/10	B2	2,067
1,075	PSEG Energy Holdings, L.L.C., Senior Notes, 8.50%, 06/15/11	Ba3	1,212
175	PSEG Energy Holdings, L.L.C., Senior Notes, 10%, 10/01/09	Ba3	207
1,725	Sierra Pacific Resources, Senior Notes, 8.625%, 03/15/14 (g)	B2	1,862
1,500	Teco Energy, Inc., Senior Notes, 7%, 05/01/12	Ba2	1,575
1,575	TNP Enterprises, Inc., Senior Subordinated Notes, 10.25%, 04/01/10	B2	1,705
			21,833
	Total Corporate Debt Securities (Total cost of $322,263)		333,318

Shares
PREFERRED STOCK - 0.00% (d)
Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A, Preferred Stock, 15.50% (a)(c)(f)	(e)	$—

Mining, Steel, Iron, Non-Precious Metals - 0.00%
18,000	Weirton Steel Corp., Series C Preferred Stock (a)(f)	(e)	1

	Total Preferred Stock (Total cost of $5,299)		1

COMMON STOCK and WARRANTS- 0.00% (d)
950	Barneys, Inc., warrants exp. 2/1/08 (f)(g)	(e)	—
27,474	WestFed Holdings, Inc., Common Stock (a)(c)(f)	(e)	—
10,052	WKI Holdings Common Stock Common Stock (c)(f)	(e)	—

	Total Common Stock and Warrants (Total cost of $2,295)		—

Principal Amount
SHORT-TERM INVESTMENTS - 2.28% (d)
$4,750	Falcon Asset Securitization, Corporation Commercial Paper, Due 10/07/04, Discount of 1.82%	P-1	4,749

	Total Short-Term Investments (Total cost of $4,749)		4,749

Total Investments (Total cost of $334,606)			$338,068

(a)          Denotes issuer is in bankruptcy proceedings.

(b)         Security is a Pay-in-Kind bond. Income on this bond accrues based upon the effective interest rate.

(c)          Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2004 was $0.

(d)         Percentages indicated are based on total net assets to common shareholders of $208,350.

(e)          Not rated.

(f)            Non-income producing.

(g)         Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. See Note 1(a) of the Notes to Financial Statements for valuation policy. Total market value of Rule 144A securities amounted to $67,721 as of September 30, 2004.

(h)         Securities are step interest bonds. Interest on these bonds accrue based on the effective interest rate.

(i)             Restricted as to public resale. The total value of restricted securities owned at September 30, 2004 was $520 or .25% of total net assets.

Note 1 to Schedule of Investments - September 30, 2004 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, with a cost of approximately $7,214,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

Interest and Dividend Income—Interest income is accrued on a daily basis.Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method for tax reporting purposes as required by federal income tax regulations. The Fund does not amortize market premiums of discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)          The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch President

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch President

Date	November 29, 2004

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry Treasurer

Date	November 29, 2004